Related party balances and transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other receivables - related parties	$ 270,806	$ 271,132
Wanqiang Lin [Member]
Related Party Transaction [Line Items]
Relationship description	Director of Ultra HK
Nature description	Advance payment for operational expenses of the Company pending for reimbursement
Other receivables - related parties	$ 270,806	$ 271,132